4. STOCKHOLDER’S DEFICIT (Details 4)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Warrants	4,349,762
Warrants 1
Warrants	24
Exercise Price | $ / shares	$ 8,368.00
Expiration Date	May 23, 2018
Warrants 2
Warrants	7,542
Exercise Price | $ / shares	$ 75.00
Expiration Date	Jun. 14, 2021
Warrants 3
Warrants	3
Exercise Price | $ / shares	$ 40,000.00
Expiration Date	Apr. 23, 2019
Warrants 4
Warrants	8
Exercise Price | $ / shares	$ 36,000.00
Expiration Date	May 22, 2019
Warrants 5
Warrants	3
Exercise Price | $ / shares	$ 30,400.00
Expiration Date	Sep. 10, 2019
Warrants 6
Warrants	5
Exercise Price | $ / shares	$ 36,864.80
Expiration Date	Sep. 27, 2019
Warrants 7
Warrants	10
Exercise Price | $ / shares	$ 22,504.00
Expiration Date	Dec. 02, 2019
Warrants 8
Warrants	105
Exercise Price | $ / shares	$ 7,200.00
Expiration Date	Dec. 02, 2020
Warrant 9
Warrants	105
Exercise Price | $ / shares	$ 8,800.00
Expiration Date	Dec. 02, 2020
Warrant 10
Warrants	25
Exercise Price | $ / shares	$ 20,400.00
Expiration Date	Mar. 30, 2018
Warrant 11
Warrants	22
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	Jun. 29, 2020
Warrants 12
Warrants	659
Exercise Price | $ / shares	$ 640.00
Expiration Date	Jun. 29, 2020
Warrants 13
Warrants	343
Exercise Price | $ / shares	$ 640.00
Expiration Date	Sep. 04, 2020
Warrants 14
Warrants	363
Exercise Price | $ / shares	$ 640.00
Expiration Date	Sep. 21, 2020
Warrants 15
Warrants	7
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	Sep. 04, 2020
Warrants 16
Warrants	198
Exercise Price | $ / shares	$ 640.00
Expiration Date	Oct. 23, 2020
Warrants 17
Warrants	7
Exercise Price | $ / shares	$ 9,504.00
Expiration Date	Oct. 23, 2020
Warrants 18
Warrants	4,120,977
Exercise Price | $ / shares	$ 0.3488
Expiration Date	Jun. 14, 2021
Warrants 19
Warrants	197,807
Exercise Price | $ / shares	$ 0.3488
Expiration Date	Feb. 21, 2021
Warrants 20
Warrants	21,549
Exercise Price | $ / shares	$ 13.92
Expiration Date	Jun. 06, 2021